Collection Period Ended 31-Mar-2012
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
21,979,074.24 0.569585
0.00 1.000000
21,979,074.24
Interest & Principal
Payment
0.00
0.00
22,291,536.59
120,945.67
$22,412,482.26
Total
$433,408.02
52.450674
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-3 Notes 1.420000% 312,462.35 0.735206
0.000000
Class A-2 Notes 0.700000% 0.00 0.000000 0.000000
Class A-1 Notes 0.309120% 0.00 0.000000
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Target Overcollateralization Amount 54,791,543.75 15.02%
Current Overcollateralization Amount 54,791,543.75 15.02%
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Pool Balance
1,150,006,889.88
404,595,549.62
381,524,650.12
Yield Supplement Overcollateralization Amount 54,176,014.97 17,931,315.08 16,839,489.82
Adjusted Pool Balance 1,095,830,874.91 386,664,234.54 364,685,160.30
Overcollateralization 103,010,874.91 54,791,543.75 54,791,543.75
0.000000
Total Note Balance
992,820,000.00
331,872,690.79
309,893,616.55
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
0.000000
Class A-3 Notes 425,000,000.00 264,052,690.79 242,073,616.55 51.715469
Class A-2 Notes 220,000,000.00 0.00 0.00
Face Amount
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
32
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Mar-2012 15-Apr-2012 30/360 Days 30
Interest Period of the Class A-1 Notes (from... to) 15-Mar-2012 16-Apr-2012 Actual/360 Days
Record Date 13-Apr-2012
Distribution Date 16-Apr-2012
Collection Period (from... to) 1-Mar-2012
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
31-Mar-2012
Determination Date 12-Apr-2012
Amounts in USD
Dates
Collection Period No. 23
21,979,074.24 21,979,074.24
Aggregate Principal Distributable Amount 21,979,074.24 21,979,074.24
0.00
0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
(6) Regular Principal Distributable Amount
337,162.96 0.00
Total Trustee Fee
Monthly Interest Distributable Amount
0.00
Total Distribution
24,411,322.81
Distribution Detail
Purchase Amounts (4) Priority Principal Distributable Amount
Due Paid Shortfall
Total Servicing Fee 337,162.96
Investment Earnings
0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 433,408.02 433,408.02 0.00
Regular Principal Distributable Amount
0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes
thereof on Class A-2 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-3 Notes 312,462.35 312,462.35 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
433,408.02 433,408.02 0.00
0.00 0.00 0.00
Available Funds
24,411,322.81
(9) Excess Collections to Certificateholders 1,661,677.59
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
24,411,322.81 (7) Additional Servicing Fee and Transition Costs 0.00
21,979,074.24
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Recoveries 295,780.07 (3) Interest Distributable Amount Class A Notes 433,408.02
126.15
Net Liquidation Proceeds 13,387.96 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections 1,311,123.96 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Principal Collections 22,790,904.67 (1) Total Servicing Fee 337,162.96
30.29
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88
minus Reserve Fund Draw Amount 0.00
2,739,577.19
Reserve Fund Deficiency
Net Investment Earnings on the Reserve Fund
3.98%
38,540
Investment Earnings for the Collection Period 126.15
Notice to Investors
Pool Statistics
50.23
Weighted Average Seasoning (months) 11.89 34.33
As of Cutoff Date Current
Weighted Average APR 4.06%
Weighted Average Number of Remaining Payments
Pool Factor 33.18%
22,806 Pool Balance end of Collection Period
Principal Purchase Amounts 0.00
Principal Gross Losses
381,524,650.12
279,994.83
Principal Collections
7,287,467.96
Pool Balance beginning of Collection Period
15,503,436.71
404,595,549.62 23,517
Principal Collections attributable to Full Pay-offs
14.08
Net Investment Earnings on the Collection Account 112.07
Investment Earnings
Reserve Fund Amount - Ending Balance
0.00
minus Net Investment Earnings 14.08
plus Net Investment Earnings for the Collection Period 14.08
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance
0.00
Principal Net Liquidation Proceeds 12,590.15
Cumulative Principal Net Losses 4,261,918.31
0.10%
Total
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
91-120 Days Delinquent
Percentage
Current 99.11%
31-60 Days Delinquent 2,742,667.10 136 0.72%
Amount Number of Receivables
Principal Gross Losses 279,994.83
381,524,650.12
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.371%
Principal Net Losses -26,536.67
Principal Recoveries 293,941.35
22,806 100.00%
61-90 Days Delinquent 363,704.92 21
378,131,871.95 22,641
286,406.15 0.08% 8
Delinquency Profile *